COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

9. Commitments and Contingencies

Upon adoption of ASC 842, the Company identified real estate and equipment leases and recorded right of use assets of $3.4 million and lease liabilities of $4.7 million. The difference between the value of the right of use assets and lease liabilities is due to the reclassification of existing deferred rent, prepaid rent, and unamortized lease incentives as of January 1, 2018 totaling $1.3 million. At September 30, 2020, the Company recorded $1.9 million as a right of use asset and $3.2 million as an operating lease liability. At December 31, 2019, the Company recorded $2.3 million as a right of use asset and $3.8 million as a right of use liability. The Company assesses its right of use asset and other lease related assets for impairment. There were no impairments recorded related to these assets during the nine months ended September 30, 2020 and the year ended December 31, 2019.

The Company identified one service agreement that contained an embedded lease. The agreement does not contain fixed or minimum payments, but the Company has concluded that the variable lease expense totaled $0.03 million for the nine months ended September 30, 2020 and $0.03 million for the nine months ended September 30, 2019.

Information about other lease‑related balances is as follows (in thousands):

	September 30,
	2020	2019
Lease cost
Operating lease cost	$561	$479
Short‑term lease cost	—	24
Variable lease cost	30	30
Total lease cost	$591	$533
Other Information
Operating cash flows from operating leases	$805	$701
Weighted‑average remaining lease term—operating leases (years)	3.5	4.5
Weighted‑average discount rate—operating leases	7.6%	7.6%

The rate implicit in the lease is not readily determinable in most of the Company’s leases, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.

As of September 30, 2020, the Company does not have material operating leases that have not commenced.

Future minimum lease payments under noncancelable operating leases at September 30, 2020, are as follows (in thousands):

2020 (remaining 3 months)	$268
2021	1,071
2022	1,070
2023	1,028
2024	258
Total lease payments	3,695
Less amount representing interest	(462)
Total lease liability	3,233
Less current portion of lease liability	(858)
Lease liability, net of current portion	$2,375

Legal Proceedings—From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies.

The Company is presently a respondent in a Judicial Arbitration and Mediation Services (JAMS) arbitration brought against it by a competitor. The basis for the claim is the alleged violation of a provision of a 2018 settlement agreement between the two companies, which provided that neither company could make statements that misrepresented the functionality of the other company’s products.

The arbitration is currently set to commence in late 2020. Critical phases of the arbitration remain and therefore any loss cannot be estimated at this time.

11. COMMITMENTS AND CONTINGENCIES

Leases

In February 2016, the FASB established Topic 842, Leases, by issuing ASU No. 2016‑02, Leases (Topic 842), which requires lessees to recognize leases on balance sheet and disclose key information about leasing arrangements.

The Company adopted the lease standard on January 1, 2018, using a modified retrospective approach, applying the new standard to all leases existing at January 1, 2018. The Company elected the permitted practical expedients to not reassess the following related to leases that commenced before the effective date of ASC 842:

(i)  whether any expired or existing contracts contain leases; (ii) the lease classification for any expired or existing leases; and (iii) initial direct costs for any existing leases.

The lease standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short‑term lease recognition and therefore, the Company does not recognize right‑of‑use assets or lease liabilities for leases with less than a twelve‑month duration. The Company also elected the practical expedient to not separate lease and non‑lease components for all of its leases.

Upon adoption of ASC 842, the Company identified real estate and equipment leases and recorded right of use assets of $3.4 million and operating lease liabilities of $4.7 million. The difference between the value of the right of use assets and lease liabilities is due to the reclassification of existing deferred rent, prepaid rent, and unamortized lease incentives as of January 1, 2018 totaling $1.3 million. At December 31, 2019, the Company recorded $2.3 million as a right of use asset and $3.8 million as an operating lease liability. At December 31, 2018, the Company recorded $2.4 million as a right of use asset and $4.2 million as an operating lease liability. The Company assesses its right‑of‑use asset and other lease‑related assets for impairment. There were no impairments recorded related to these assets during the years ended December 31, 2019 and December 31, 2018.

The Company identified one service agreement that contained an embedded lease. The agreement does not contain fixed or minimum payments, but the Company has concluded that the variable lease expense totaled $40,481, $38,253 during the years ended December 31, 2019 and 2018, respectively.

Information about other lease‑related balances is as follows (in thousands):

	Years Ended December 31,
	2019	2018
Lease cost
Operating lease cost	$655	$627
Short‑term lease cost	32	62
Variable lease cost	40	38
Total lease cost	$727	$727
Other Information
Operating cash flows from operating leases	$951	$868
Weighted‑average remaining lease term—operating leases (years)	4.2	5.3
Weighted‑average discount rate—operating leases	7.6%	7.6%

The rate implicit in the lease is not readily determinable in most of the Company’s leases, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.

Future minimum lease payments under noncancelable operating leases at December 31, 2019, are as follows (in thousands):

2020	$1,073
2021	1,071
2022	1,069
2023	1,028
2024	258
Total lease payments	4,499
Less amount representing interest	(667)
Total lease liability	3,832
Less current portion of lease liability	(806)
Lease liability, net of current portion	$3,026

As of December 31, 2019, the Company does not have material operating leases that have not commenced.

Legal Proceedings

From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings. In 2018, the Company was engaged in litigation with a competitor with both parties asserting claims of patent infringement and trade secret misappropriation. The litigation was resolved in October 2018 when the parties entered into a settlement agreement. The legal proceedings and settlement amount of $36.2 million is reflected in general and administrative expenses on the statement of operations in the year ended December 31, 2018.

The Company is presently a respondent in a Judicial Arbitration and Mediation Services (JAMS) arbitration brought against it by a competitor. The basis for the claim is the alleged violation of a provision of a 2018 settlement agreement between the two companies, which provided that neither company could make statements that misrepresented the functionality of the other company’s products.

The arbitration is presently set to commence in late 2020. Critical phases of the arbitration remain and therefore any loss cannot be estimated at this time.